Retirement Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contribution to profit sharing plan charged to expense	$ 32,000	$ 32,000
Director
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expense for retirement	40,000	29,000
Amount of deferred directors' fees	$ 1,100,000	$ 1,100,000
Deferred directors' fees credited	3.03%